UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Barings Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/16

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2016
(Unaudited)

Corporate Restricted Securities - 93.23%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 72.38%: (C)
1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	$245,450	$328,935
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	369,485
			272,723	698,420

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$334,091	08/01/12	315,395	331,991
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	539,247
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	90,857
			717,265	962,095

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	—
* 12/07/12, 07/11/13 and 06/30/15.

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	287 shs.	12/27/07	141,915	622,500
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	113,937
			182,715	736,437

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% Senior Subordinated Note due 09/27/2020	$2,435,450	03/27/15	2,397,539	2,484,159
Preferred Stock (B)	2,276 shs.	03/27/15	227,558	232,670
Common Stock (B)	703 shs.	03/27/15	703	—
			2,625,800	2,716,829

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
12.5% Senior Subordinated Note due 11/18/2020	$2,999,803	11/18/14	2,955,146	3,077,523
Limited Liability Company Unit	583 uts.	11/18/14	583,000	887,141
			3,538,146	3,964,664

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)	273 uts.	10/04/12	$272,727	$691,076

Animal Supply Company
A distributor of pet products to independent pet stores, veterinary clients and other pet specialty retailers.
11.75% Second Lien Term Loan due 09/17/2019	$3,570,000	03/30/15	3,535,269	3,449,414

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% Senior Subordinated Note due 04/22/2023	$2,812,289	04/22/16	2,765,936	2,875,141
Limited Liability Company Unit (B)	700,000 uts.	04/20/16	700,000	602,000
			3,465,936	3,477,141

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% Senior Subordinated Note due 02/01/2020	$3,421,947	*	3,385,422	3,421,947
Limited Partnership Interest	1,048 uts.	08/01/14	1,047,900	1,330,536
* 05/21/13 and 08/01/14.			4,433,322	4,752,483

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% Senior Subordinated Note due 05/18/2021	$1,515,420	11/19/15	1,488,795	1,516,463
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	123,014
			1,714,095	1,639,477

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,022,260	3,166,941
Preferred Stock (B)	425 shs.	08/17/15	424,875	405,298
Common Stock (B)	425 shs.	08/17/15	425	—
			3,447,560	3,572,239

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% Senior Subordinated Note due 01/31/2021 (D)	$1,015,684	07/31/14	996,694	—
Limited Liability Company Unit	92,327 uts.	*	—	—
* 07/31/14 and 10/14/15.			996,694	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$357,447	10/12/12	$354,568	$357,447
13% Senior Subordinated Note due 09/30/2019	$743,826	10/12/12	714,589	743,826
Common Stock (B)	114,894 shs.	10/12/12	114,894	486,376
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	192,554
			1,229,537	1,780,203

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% Senior Subordinated Note due 06/30/2021	$3,241,908	06/30/15	3,187,873	1,004,992
Common Stock (B)	2,876 shs.	06/30/15	318,200	—
			3,506,073	1,004,992

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)	1,000 uts.	10/17/12	100,000	257,325
Limited Liability Company Unit Class B (B)	400 uts.	10/17/12	400,000	623,582
			500,000	880,907

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note 11/01/2019	$3,390,252	*	3,271,935	3,390,252
Preferred Stock (B)	3,241 shs.	*	324,054	398,870
Preferred Stock (B)	1,174 shs.	*	116,929	144,514
Common Stock (B)	337 shs.	*	35,673	248,719
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	137 shs.	*	13,033	101,193
* 05/09/13 and 11/01/13.			3,761,624	4,283,548

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% Senior Subordinated Note due 01/19/2018	$2,330,731	01/19/11	2,296,536	2,330,731
14% Senior Subordinated Note due 08/03/2019	$611,900	08/03/12	605,994	611,900
Common Stock (B)	1,125 shs.	01/19/11	112,500	165,305
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	129,940
			3,102,780	3,237,876

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 03/26/2018	$578,542	03/26/12	$572,001	$511,143
Preferred Stock Series A (B)	205 shs.	09/22/16	20,475	—
Preferred Stock (B)	1,672 shs.	04/11/16	167,240	—
Common Stock (B)	3,981 shs.	*	398,100	—
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	—
* 03/26/12, 05/25/12 and 06/19/12.			1,175,036	511,143

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% Senior Subordinated Note due 04/01/2021	$4,090,192	*	4,023,760	4,091,021
Limited Liability Company Unit (B)	3,759 uts.	07/18/16	384,020	428,566
* 10/01/14 and 07/18/16.			4,407,780	4,519,587

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	1,345,585

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B)	467 uts.	03/04/15	298,900	246,721

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	201,660
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	156,104
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	1,614,161
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	256,539
			268,919	2,228,464

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% Senior Subordinated Note due 06/30/2023	$1,545,267	06/30/16	1,515,603	1,555,002
Preferred Stock Series A (B)	1,538 shs.	06/30/16	146,154	146,154
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	7,692
			1,669,449	1,708,848

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% Senior Subordinated Note due 11/22/2019	$2,574,455	11/22/13	$2,544,473	$2,588,481
Common Stock (B)	180 shs.	*	1,028,568	835,912
* 11/22/13 and 09/16/16.			3,573,041	3,424,393

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 05/04/2019	$3,352,741	05/04/12	3,322,642	3,341,992
Preferred Stock (B)	61 shs.	05/04/12	605,841	716,215
Common Stock (B)	61 shs.	05/04/12	67,316	—
			3,995,799	4,058,207

Dunn Paper
A provider of specialty paper for niche product applications.
9.75% Second Lien Term Loan due 08/31/2023	$3,500,000	09/28/16	3,430,000	3,430,000

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 12/31/2021	$3,500,000	12/22/15	3,454,086	3,463,797

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% Senior Subordinated Note due 11/21/2020	$2,661,808	11/21/14	2,616,198	2,715,045
Limited Liability Company Unit (B)	467 uts.	11/19/14	145,833	148,494
			2,762,031	2,863,539

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% Senior Subordinated Note due 10/04/2019	$1,959,439	04/04/14	1,935,322	1,979,034
14% Senior Subordinated Note due 10/04/2019	$513,826	07/01/16	504,228	517,954
Common Stock (B)	63 shs.	04/04/14	157,314	193,690
			2,596,864	2,690,678

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	231,662
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	511,029
			226,255	742,691

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	$—	$483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	1,023,108
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	128,267
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	111,595
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	198,075
			630,281	1,944,400

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
11.5% Senior Subordinated Note due 11/01/2020	$2,929,728	05/01/15	2,884,304	2,959,025
Common Stock (B)	300 shs.	05/01/15	300,485	495,577
			3,184,789	3,454,602

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	241,827
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	72,830
			184,049	314,657

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
15% Senior Subordinated Note due 03/27/2020	$3,258,356	03/27/14	3,215,984	2,973,985
Common Stock (B)	31,500 shs.	03/27/14	315,000	79,115
			3,530,984	3,053,100

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% Senior Subordinated Note due 03/27/2019	$2,913,481	03/27/13	2,885,274	2,891,247
Common Stock (B)	2,835 shs.	03/27/13	283,465	319,325
			3,168,739	3,210,572

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% Senior Subordinated Note due 01/15/2022	$3,223,670	01/15/16	3,165,020	3,320,381
Common Stock (B)	299 shs.	01/15/16	299,145	317,837
			3,464,165	3,638,218

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
GlynnDevins Acquisition Corporation
A marketing communications agency that service senior living facilities.
Preferred Stock Series A (B)	695 shs.	06/19/15	$143,414	$155,262
Common Stock (B)	695 shs.	06/19/15	5,976	16,768
			149,390	172,030

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	355 shs.	10/31/14	354,730	437,431

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$1,455,729	02/05/14	1,388,381	1,412,864
Common Stock (B)	1,693 shs.	02/05/14	169,271	181,452
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	85,207
			1,631,285	1,679,523

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 06/19/2021	$2,916,667	12/19/14	2,870,006	3,011,023
Limited Liability Company Unit Preferred (B)	729 uts.	*	729,169	738,989
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	—
* 12/19/14 and 4/29/16			3,599,175	3,750,012

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% Senior Subordinated Note due 07/01/2022	$3,204,659	07/01/16	3,143,362	3,215,690
Common Stock (B)	303 shs.	07/01/16	303,333	303,330
			3,446,695	3,519,020

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% Senior Subordinated Note due 08/14/2019	$2,233,659	02/14/14	2,206,290	2,255,995
12% Senior Subordinated Note due 08/14/2019	$875,000	06/22/15	868,536	892,500
Preferred Stock Series A (B)	2,313 shs.	02/14/14	231,326	255,971
Common Stock (B)	1,666 shs.	02/14/14	1,667	576,547
			3,307,819	3,981,013

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
Common Stock (B)	1,552 shs.	03/09/12	$64,254	$321,167

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
16% Senior Subordinated Note due 01/17/2020	$3,411,697	01/17/14	3,372,462	2,951,655
Limited Liability Company Unit (B)	203 uts.	01/17/14	203,125	4,442
			3,575,587	2,956,097

Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 4/15/2021	$1,687,500	04/15/13	1,633,806	1,704,375
Limited Liability Company Unit (B)	563 uts.	04/15/13	562,500	2,675,281
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	89,224 shs.	04/15/13	77,625	509,366
			2,273,931	4,889,022

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
13.75% Senior Subordinated Note due 03/31/2021	$2,679,717	12/30/15	2,633,112	2,694,870

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/1/2018	$2,075,581	08/19/08	2,067,256	1,942,886
Common Stock (B)	474 shs.	08/19/08	474,419	86,844
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	22,446
			2,655,448	2,052,176

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12% Senior Subordinated Note due 7/19/2022	$2,284,709	07/19/16	$2,260,213	$2,281,866
Limited Liability Company Unit Class A Preferred (B)	2,705 uts.	09/27/12	270,542	396,681
Limited Liability Company Unit Class A Common (B)	2,185 uts.	09/27/12	2,185	225,493
			2,532,940	2,904,040

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock	279 shs.	10/27/11	232,385	516,314

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% Senior Subordinated Note due 11/10/2020	$2,199,500	11/10/14	2,166,470	2,217,579
Common Stock (B)	4,667 shs.	11/10/14	466,667	492,783
			2,633,137	2,710,362

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	232,319

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
Preferred Stock A (B)	495 shs.	12/20/10	495,000	980,090
Preferred Stock B (B)	0.17 shs.	12/20/10	—	331
Common Stock	100 shs.	12/20/10	5,000	622,558
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	518,331
			816,931	2,121,310

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
13.5% Senior Subordinated Note due 06/10/2019	$1,155,163	12/11/13	1,141,676	1,166,715
Limited Liability Company Unit Class A (B)	565 uts.	12/11/13	1,223,588	3,068,813
			2,365,264	4,235,528

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 12/05/2019 (D)	$2,625,505	12/05/12	2,591,756	—
Limited Liability Company Unit (B)	2,493,253 uts.	12/05/12	557,301	—
			3,149,057	—

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
Preferred Stock Series A	305 shs.	12/23/11	$—	$—
Preferred Stock Series B	86 shs.	12/23/11	—	—
Common Stock	489 shs.	*	19,565	913,439
* 12/23/11 and 06/30/14.			19,565	913,439

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	134,210 shs.	05/24/06	134,210	165,200
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	101,374
			205,744	266,574

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	143,088
Common Stock (B)	667 shs.	07/15/08	539,502	654,845
			539,502	797,933

Kyjen Company
A designer and distributor of branded and private label dog toys and accessories primarily in the U.S.
13% Senior Subordinated Note due 10/14/2021	$2,650,320	10/14/15	2,603,728	2,729,830

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	24,109 uts.	*	314,464	327,528
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	45,851
* 05/04/07 and 01/02/08.			357,495	373,379

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 01/15/2018 (D)	$1,259,914	01/15/10	1,212,363	—
15% Senior Subordinated Note due 01/15/2018 (D)	$345,759	10/05/10	343,820	—
Common Stock (B)	106 shs.	10/05/10	106,200	—
Common Stock Class B (B)	353 shs.	01/15/10	352,941	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	—
			2,299,062	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,749,526	04/17/15	$1,733,561	$1,659,615
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	547,978
			3,090,219	2,207,593

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% Senior Subordinated Note due 09/15/2021	$1,556,005	09/22/15	1,528,980	1,571,565
Limited Liability Company Unit Class B (B)	205,900 uts.	09/22/15	205,900	209,853
			1,734,880	1,781,418

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$1,362,886	09/22/11	1,347,188	1,022,165
15% Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	—
Limited Liability Company Unit Series A (B)	684 uts.	05/07/14	44,281	—
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	—
Common Stock Class A	5,578 shs.	08/18/15	—	—
			1,930,819	1,022,165

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% Senior Subordinated Note due 09/30/2021	$2,239,750	09/30/14	2,204,849	2,284,545
Common Stock Class B (B)	445,455 shs.	09/30/14	445,455	276,394
			2,650,304	2,560,939

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 11/02/2019	$3,127,801	11/02/12	3,095,258	3,127,801
Common Stock (B)	107 shs.	11/02/12	107,143	108,615
			3,202,401	3,236,416

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% Senior Subordinated Note due 10/29/2021	$3,511,898	04/29/16	3,446,092	3,530,459

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 08/15/2020	$3,014,952	11/30/10	$2,992,695	$3,014,952
Limited Liability Company Unit Class B-1 (B)	225,000 uts.	11/30/10	—	134,342
Limited Liability Company Unit Class B-2 (B)	20,403 uts.	11/30/10	—	12,182
			2,992,695	3,161,476

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020	$1,530,000	02/02/07	1,528,882	—
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	—
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	196 uts.	12/10/14	196,263	68,022
* 12/18/08 and 09/30/09.			3,146,828	68,022

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% Senior Subordinated Note due 5/17/2023	$3,099,913	06/30/16	3,041,691	3,172,416
Common Stock (B)	420 shs.	05/17/16	420,000	481,244
			3,461,691	3,653,660

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	207,094
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	165,421
Common Stock (B)	1,032 shs.	06/04/10	1,032	149,583
			260,470	522,098

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% Senior Subordinated Note due 07/29/2021	$2,940,000	01/29/16	2,886,454	3,028,200
Common Stock Class A (B)	560,000 shs.	01/29/16	560,000	667,539
			3,446,454	3,695,739

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	$111,508	$2,334,350
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	339,333
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	—
			2,536,588	2,673,683

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	375,000 uts.	11/29/12	375,000	—

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% Senior Subordinated Note due 01/31/2020	$2,149,408	07/31/14	2,120,404	2,118,706
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	259,889
			2,420,889	2,378,595

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$3,266,800	05/29/15	3,212,546	3,332,136
Limited Liability Company Unit Preferred (B)	2,332 uts.	05/29/15	233,200	259,781
Limited Liability Company Unit Common (B)	2,332 uts.	05/29/15	—	157,769
			3,445,746	3,749,686

PPC Event Services
A special event equipment rental business.
14% Senior Subordinated Note due 05/20/2020	$2,355,829	11/20/14	2,322,246	2,402,946
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	892,227
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	101,094
			2,758,313	3,396,267

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$2,304,719	05/12/15	2,268,333	2,350,813
Common Stock (B)	240 shs.	05/12/15	240,388	354,697
			2,508,721	2,705,510

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	759,957
* 10/21/11 and 08/03/12.

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
Preferred Stock (B)	6,294 shs.	03/30/12	$251,758	$370,883
Common Stock (B)	2,949 shs.	03/30/12	29,492	528,194
			281,250	899,077

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	74,709
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	30,519
			249,179	105,228

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	743,585
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	188,375
* 08/31/07 and 03/06/08.			620,933	931,960

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% Senior Subordinated Note due 11/23/2021	$3,500,000	05/23/16	3,433,220	3,565,163

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% Senior Subordinated Note due 06/13/2019	$2,119,565	12/13/13	2,089,316	2,103,198
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	384,701
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	64,234
			2,467,238	2,552,133

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 12/14/2017	$4,117,068	*	$4,068,396	$3,705,361
Common Stock (B)	115 shs.	12/14/10	114,504	40,885
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	39,903
* 12/14/10, 08/17/12 and 03/31/16.			4,294,647	3,786,149

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% Senior Subordinated Note due 07/31/2021	$2,466,440	07/31/15	2,417,111	2,448,635
Common Stock (B)	139 shs.	07/31/15	158,560	100,482
			2,575,671	2,549,117

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
12.5% Senior Subordinated Note due 04/15/2021	$1,555,600	10/15/15	1,528,488	1,602,268
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	245,916
			1,722,888	1,848,184

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
3% Senior Subordinated Note due 12/31/2018 (D)	$1,199,001	12/05/13	—	1,199,001
15% Senior Subordinated Note due 12/05/2020 (D)	$126,792	12/05/13	414,051	126,792
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	10,608
			414,051	1,336,401

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
Limited Liability Company Unit Preferred Class A (B)	295,455 uts.	07/05/13	295,455	429,557

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% Senior Subordinated Note due 07/31/2020	$2,311,256	01/23/15	2,276,725	2,285,028

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$3,500,000	01/21/16	3,436,734	3,497,298

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	767,881 uts.	10/29/09	$348,058	$—
Class C Unit (B)	850,000 uts.	10/29/09	780,572	194,069
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	—
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	—
* 07/19/04 and 10/29/09.			1,744,787	194,069

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	7,368 shs.	03/31/14	736,842	1,133,074

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$3,175,092	11/30/06	1,638,669	2,857,583
Common Stock (B)	191 shs.	11/30/06	191,250	—
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,916,412	2,857,583

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% Senior Subordinated Note due 02/03/2021	$759,954	08/03/15	747,714	775,153
Limited Liability Company Unit (B)	751,212 uts.	08/03/15	751,212	1,135,307
			1,498,926	1,910,460

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	616 shs.	12/16/10	616,438	669,475
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	166 shs.	12/16/10	148,003	179,891
			764,441	849,366

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% Senior Subordinated Note due 07/22/2021	$3,214,943	01/22/16	3,157,081	3,311,391
Common Stock (B)	318 shs.	01/22/16	318,182	359,788
			3,475,263	3,671,179

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities - (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 06/12/2020	$2,882,026	11/03/11	$2,861,017	$2,882,026
Common Stock (B)	4,500 shs.	11/03/11	450,000	645,892
			3,311,017	3,527,918

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% Senior Subordinated Note due 03/04/2021	$3,202,202	03/04/15	3,151,764	2,789,439
Common Stock (B)	3,723 shs.	03/04/15	372,300	173,835
			3,524,064	2,963,274

Total Private Placement Investments (E)			$206,022,921	$210,946,293

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 20.85%:
Bonds - 20.85%
Alere Inc.	6.375%	07/01/23	$1,175,000	$1,190,999	$1,198,500
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	1,067,500
American Airlines Group Inc.	5.500	10/01/19	870,000	896,010	905,887
Amsted Industries	5.375	09/15/24	520,000	520,000	517,400
Beazer Homes USA Inc.	8.750	03/15/22	320,000	320,000	337,600
Belden Inc.	5.250	07/15/24	410,000	410,000	416,150
Boise Cascade Company	5.625	09/01/24	259,000	259,000	262,885
Boyd Gaming Corporation	6.375	04/01/26	197,000	197,000	211,283
Brunswick Corporation	4.625	05/15/21	1,000,000	1,008,733	1,027,500
CITGO Holding, Inc.	10.750	02/15/20	1,000,000	1,019,859	1,002,500
CITGO Petroleum Corporation	6.250	08/15/22	925,000	925,000	901,875
Consolidated Energy Finance S.A.	6.750	10/15/19	1,000,000	991,033	987,500
Constellium N.V.	7.875	04/01/21	743,000	743,000	793,152
Cornerstone Chemical Company	9.375	03/15/18	750,000	756,897	746,250
Coveris Holdings S.A.	7.875	11/01/19	1,000,000	1,000,000	1,022,500
CTP Transportation Products, LLC	8.250	12/15/19	635,000	635,000	496,887
CVR Partners, LP.	9.250	06/15/23	1,000,000	975,786	967,500
Dean Foods	6.500	03/15/23	663,000	663,000	707,089
Diamond 1 Finance Corp/Diamond 2 Finance Corp (Dell)	5.875	06/15/21	228,000	228,000	242,244
Digicel Group Limited	6.000	04/15/21	1,000,000	914,434	883,400
Endo Finance LLC	5.375	01/31/23	1,000,000	981,043	885,000
First Data Corporation	5.000	01/15/24	834,000	834,000	846,510
Gates Global LLC	6.000	07/15/22	1,000,000	782,235	950,000
HD Supply, Inc.	5.250	12/15/21	265,000	265,000	280,237
Hilcorp Energy Company	5.000	12/01/24	500,000	500,000	478,750
Hill-Rom Holdings, Inc.	5.750	09/01/23	385,000	385,000	410,911
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,020,000
Hughes Satellite Systems Corporation	6.625	08/01/26	1,250,000	1,233,047	1,206,250
INEOS Group Holdings PLC	5.875	02/01/19	485,000	485,000	494,700
Infor (US), Inc.	5.750	08/15/20	226,000	224,178	237,300
International Automotive Component	9.125	06/01/18	1,000,000	981,135	978,750
International Wire Group	8.500	10/15/17	500,000	509,826	500,700
J.B. Poindexter Co., Inc.	9.000	04/01/22	1,000,000	1,037,731	1,058,750
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	776,891	785,625
JDA Escrow LLC	7.375	10/15/24	179,000	179,000	183,922
Jupiter Resources Inc.	8.500	10/01/22	1,000,000	946,656	840,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

KeHE Distributors, LLC	7.625%	08/15/21	$1,000,000	$1,047,995	$992,500
Acelity L.P. Inc. fka Kinetic Concepts Inc.	9.625	10/01/21	1,000,000	1,000,000	1,000,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,346,767	1,308,425
Level 3 Communications Inc.	5.250	03/15/26	858,000	879,450	885,885
Mallinckrodt PLC	5.750	08/01/22	1,000,000	1,000,000	986,250
Micron Technology, Inc.	5.250	08/01/23	1,000,000	1,000,000	987,500
Micron Technology, Inc.	7.500	09/15/23	403,000	403,000	447,628
Milacron Financial	7.750	02/15/21	500,000	500,000	520,000
Moog Inc.	5.250	12/01/22	1,000,000	1,006,549	1,033,750
Mustang Merger Corporation	8.500	08/15/21	1,000,000	998,180	1,063,750
NRG Energy, Inc.	6.625	01/15/27	1,000,000	952,560	980,000
Numericable Group SA	6.000	05/15/22	1,000,000	977,452	1,020,000
Onex Corporation	8.500	10/01/22	352,000	352,000	273,680
OPE KAG Finance Sub	7.875	07/31/23	1,750,000	1,816,863	1,658,125
Pinnacle Operating Corporation	9.000	11/15/20	1,000,000	1,030,849	695,000
Prime Security Services Borrower	9.250	05/15/23	1,000,000	1,000,000	1,090,000
PSPC Escrow Corp	6.500	02/01/22	299,000	254,549	290,777
Sabre GLBL Inc.	5.250	11/15/23	251,000	251,000	255,393
Signode Industrial Group	6.375	05/01/22	1,265,000	1,235,846	1,280,813
Sinclair Television Group, Inc.	5.125	02/15/27	1,000,000	1,000,000	977,500
Sirius XM Radio Inc.	5.375	04/15/25	250,000	250,000	258,125
Sirius XM Radio Inc.	5.375	07/15/26	1,000,000	995,619	1,027,500
Sunoco LP	6.250	04/15/21	840,000	835,282	865,200
Surgical Care Affiliates, Inc.	6.000	04/01/23	918,000	918,000	963,900
Tallgrass Operations LLC	5.500	09/15/24	605,000	605,000	609,538
TeamHealth Holdings Inc	7.250	12/15/23	235,000	235,000	252,919
Teine Energy Ltd.	6.875	09/30/22	900,000	894,236	900,000
Topaz Marine S.A.	8.625	11/01/18	1,000,000	1,000,000	967,260
Tullow Oil Plc	6.250	04/15/22	725,000	534,518	648,875
United States Steel Corp.	8.375	07/01/21	195,000	195,000	213,281
Unitymedia KabelBW GmbH	6.125	01/15/25	1,000,000	1,000,000	1,048,750
Univision Communications, Inc.	5.125	05/15/23	325,000	325,000	329,063
Univision Communications, Inc.	5.125	02/15/25	860,000	870,313	865,375
UPCB Finance IV Limited	5.375	01/15/25	425,000	425,000	426,976
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	880,965	853,600
Virgin Media Secured Finance PLC	5.250	01/15/26	1,000,000	1,007,054	1,015,000
VRX Escrow Corp.	6.125	04/15/25	782,000	782,000	673,498
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	1,010,000
Welltec A/S	8.000	02/01/19	750,000	743,688	724,688

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

West Corporation	5.375%	07/15/22	$1,000,000	$984,601	$980,000
Western Digital Corporation	10.500	04/01/24	494,000	494,000	573,040
WMG Acquisition Corp.	6.750	04/15/22	1,000,000	1,041,227	1,057,500
Wolverine World Wide, Inc.	5.000	09/01/26	666,000	666,000	672,660
Zekelman Industries, Inc	9.875	06/15/23	230,000	230,000	242,650

Total Bonds				60,740,056	60,779,381

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				60,740,056	60,779,381

Total Corporate Restricted Securities				$266,762,977	$271,725,674

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Public Securities - 13.33%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 1.41%
Ascent Resource - Marcellus LLC	8.500%	07/09/21	$209,882	$207,698	$17,053
Aquilex Holdings LLC	6.500	12/31/20	273,411	272,992	261,107
Caelus Energy Alaska, LLC	8.750	04/15/20	1,000,000	993,833	650,000
Fieldwood Energy LLC	8.000	08/31/20	344,430	306,980	285,447
Fieldwood Energy LLC	8.375	09/30/20	1,044,008	452,033	405,420
Fieldwood Energy LLC	8.375	09/30/20	1,455,992	740,139	1,011,914
Seadrill Partners Finco, LLC	4.000	02/21/21	992,347	446,814	492,035
Synarc-BioCore Holdings, LLC	9.250	03/04/22	1,000,000	993,171	990,000

Total Bank Loans				4,413,660	4,112,976

Bonds - 11.92%
Accuride Corp	9.500	08/01/18	1,500,000	1,515,178	1,500,000
ADT Security Services Corporation	4.125	06/15/23	1,000,000	876,888	985,000
Alere Inc.	7.250	07/01/18	940,000	964,675	961,150
Anixter, Inc.	5.125	10/01/21	421,000	421,000	438,892
Anixter, Inc.	5.500	03/01/23	1,000,000	1,000,000	1,047,500
Antero Resources Corporation	5.375	11/01/21	800,000	800,000	809,000
Calpine Corporation	5.750	01/15/25	700,000	700,000	691,250
Clearwater Paper Corporation	4.500	02/01/23	750,000	744,782	750,937
Commercial Metals Company	4.875	05/15/23	1,500,000	1,502,255	1,488,750
Commercial Vehicle Group Inc.	7.875	04/15/19	930,000	943,895	927,675
CPI International, Inc.	8.750	02/15/18	760,000	757,768	777,100
CVR Refining LLC	6.500	11/01/22	650,000	633,326	588,250
EP Energy Corporation	9.375	05/01/20	819,000	384,883	579,442
Ferrellgas Partners, L.P	6.750	01/15/22	465,000	465,000	413,850
Ferrellgas Partners, L.P	8.625	06/15/20	1,048,000	1,049,017	1,029,660
Forum Energy Technologies	6.250	10/01/21	325,000	325,000	307,938
GEO Group, Inc. (The)	5.875	01/15/22	1,000,000	948,062	900,000
HCA Holdings, Inc.	5.375	02/01/25	150,000	152,420	154,875
HealthSouth Corporation	5.125	03/15/23	378,000	370,244	377,055
HealthSouth Corporation	5.750	11/01/24	579,000	582,609	599,624
Hornbeck Offshore Services, Inc.	1.500	09/01/19	1,000,000	515,000	570,000
Icahn Enterprises L.P.	6.000	08/01/20	1,150,000	1,164,436	1,155,750
Kindred Healthcare, Inc.	8.750	01/15/23	1,000,000	1,000,000	1,000,000
Lamar Media Corp.	5.375	01/15/24	320,000	320,000	336,000
Laredo Petroleum, Inc.	5.625	01/15/22	1,000,000	944,590	970,000
Lear Corporation	4.750	01/15/23	750,000	739,510	779,063
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,007,500
Meritor, Inc.	7.875	03/01/26	669,000	663,403	899,804
MPLX LP	4.875	12/01/24	1,000,000	1,000,000	1,034,326

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Corporate Public Securities - (A) (Continued)	Interest Rate	Maturity Date	Shares or Principal Amount	Cost	Market Value

Netflix, Inc.	5.500%	02/15/22	$605,000	$605,000	$651,131
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	957,500
Omnova Solutions, Inc.	7.875	11/01/18	900,000	906,724	903,240
Perry Ellis International, Inc.	7.875	04/01/19	250,000	248,877	252,813
P.H. Glatfelter Company	5.375	10/15/20	1,000,000	1,008,279	1,010,000
Ply Gem Industries, Inc.	6.500	02/01/22	1,000,000	944,790	1,015,000
Precision Drilling Corporation	6.625	11/15/20	750,000	763,031	695,625
Sanchez Energy Corporation	6.125	01/15/23	1,000,000	715,223	802,500
Select Medical Corporation	6.375	06/01/21	650,000	656,743	639,438
Sprint Corporation	7.125	06/15/24	315,000	315,000	307,125
Sprint Corporation	7.875	09/15/23	685,000	685,000	689,281
Tenet Healthcare Corporation	6.750	06/15/23	725,000	721,797	674,250
Summit Midstream Holdings, LLC	5.500	08/15/22	170,000	123,320	161,925
Suburban Propane Partners, L.P.	5.750	03/01/25	1,000,000	1,000,000	1,012,500
William Lyon Homes	7.000	08/15/22	1,000,000	1,000,000	1,030,000
WPX Energy, Inc.	5.250	09/15/24	925,000	925,000	871,813

Total Bonds				34,102,725	34,754,532

Common Stock - 0.00%
Chase Packaging Corporation			9,541	—	177

Total Common Stock				—	177

Total Corporate Public Securities				$38,516,385	$38,867,685

Total Investments	106.56%			$305,279,362	$310,593,359

Other Assets	7.30				21,277,593

Liabilities	(13.86)				(40,399,150)

Total Net Assets	100.00%				$291,471,802

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of September 30, 2016, the value of these securities amounted to $210,946,293 or 72.38% of net assets.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.16%
API Technologies Corp.	$3,477,141
CPI International, Inc.	777,100
FMH Holdings Corporation	3,454,602
Merex Holding Corporation	1,022,165
Sunvair Aerospace Group Inc.	2,549,117
Whitcraft Holdings, Inc.	849,366
12,129,491

AIRLINES - 0.31%
American Airlines Group Inc.	905,887

AUTOMOTIVE - 10.63%
Accuride Corp	1,500,000
Aurora Parts & Accessories LLC	3,572,239
CG Holdings Manufacturing Company	4,283,548
Commercial Vehicle Group Inc.	927,675
DPL Holding Corporation	4,058,207
Gates Global LLC	950,000
Grakon Parent	437,431
International Automotive Component	978,750
J A C Holding Enterprises, Inc.	2,121,310
J.B. Poindexter Co., Inc.	1,058,750
K & N Parent, Inc.	913,439
Lear Corporation	779,063
Meritor, Inc.	1,907,304
Moog Inc.	1,033,750
Power Stop Holdings LLC	3,749,686
Randy's Worldwide Automotive	2,705,510
30,976,662

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.40%
Icahn Enterprises L.P.	1,155,750

BUILDING MATERIALS - 10.93%
ARI Holding Corporation	4,752,483
Boise Cascade Company	262,885
Happy Floors Acquisition, Inc.	3,519,020
Janus Group Holdings LLC	4,235,528
NSi Industries Holdings, Inc.	3,653,660
Pearlman Enterprises, Inc.	2,673,683
Ply Gem Industries, Inc.	1,015,000

Fair Value/ Market Value

Signature Systems Holdings Company	$105,228
Sunrise Windows Holding Company	3,786,149
Torrent Group Holdings, Inc.	1,336,401
Wellborn Forest Holding Company	2,857,583
Wolf-Gordon, Inc.	3,671,179
31,868,799

CABLE & SATELLITE - 1.63%
Altice S.A.	1,067,500
Hughes Satellite Systems Corporation	1,206,250
Unitymedia KabelBW GmbH	1,048,750
UPCB Finance IV Limited	426,976
Virgin Media Secured Finance PLC	1,015,000
4,764,476

CHEMICALS - 2.99%
Compass Chemical International LLC	246,721
Consolidated Energy Finance S.A.	987,500
Cornerstone Chemical Company	746,250
CVR Partners, LP.	967,500
INEOS Group Holdings PLC	494,700
LBC Tank Terminals Holding Netherlands B.V.	1,308,425
Omnova Solutions, Inc.	903,240
Pinnacle Operating Corporation	695,000
Polytex Holdings LLC	2,378,595
8,727,931

CONSTRUCTION MACHINERY - 0.31%
Safety Infrastructure Solutions	899,077

CONSUMER CYCLICAL SERVICES - 3.81%
ADT Security Services Corporation	985,000
CHG Alternative Education Holding Company	3,237,876
Church Services Holding Company	511,143
GEO Group, Inc. (The)	900,000
PPC Event Services	3,396,267
Prime Security Services Borrower	1,090,000
West Corporation	980,000
11,100,286

CONSUMER PRODUCTS - 8.90%
AMS Holding LLC	691,076
Animal Supply Company	3,449,414
Blue Wave Products, Inc.	1,780,203

See Notes to Consolidated Financial Statements

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

gloProfessional Holdings, Inc.	$3,210,572
GTI Holding Company	1,679,523
Handi Quilter Holding Company	3,750,012
HHI Group, LLC	2,956,097
K N B Holdings Corporation	266,574
Kyjen Company	2,729,830
Manhattan Beachwear Holding Company	—
Master Cutlery LLC	2,207,593
Perry Ellis International, Inc.	252,813
York Wall Holding Company	2,963,274
25,936,981

DIVERSIFIED MANUFACTURING - 5.77%
ABC Industries, Inc.	962,095
Advanced Manufacturing Enterprises LLC	—
Airxcel Holdings	3,964,664
Amsted Industries	517,400
Belden Inc.	416,150
BP SCI LLC	880,907
CTP Transportation Products, LLC	496,887
F G I Equity LLC	1,944,400
Forum Energy Technologies	307,938
Ideal Tridon Holdings, Inc.	516,314
K P I Holdings, Inc.	797,933
Motion Controls Holdings	3,161,476
NetShape Technologies, Inc.	68,022
Strahman Holdings Inc	2,552,133
Zekelman Industries, Inc	242,650
16,828,969

ELECTRIC - 0.57%
Calpine Corporation	691,250
NRG Energy, Inc.	980,000
1,671,250

ENERGY - 0.23%
Ascent Resource - Marcellus LLC	17,053
Caelus Energy Alaska, LLC	650,000
667,053

FINANCIAL OTHER - 0.62%
Hub International Ltd.	1,020,000
Insurance Claims Management, Inc.	232,319
Fair Value/ Market Value

Onex Corporation	$273,680
PSPC Escrow Corp	290,777
1,816,776

FOOD & BEVERAGE - 9.28%
1492 Acquisition LLC	698,420
Dean Foods	707,089
Eagle Family Foods, Inc.	3,463,797
F F C Holding Corporation	742,691
GenNx Novel Holding, Inc.	3,053,100
Hollandia Produce LLC	2,694,870
Hospitality Mints Holding Company	2,052,176
Impact Confections	2,710,362
JBS USA Holdings, Inc.	785,625
JMH Investors LLC	—
KeHE Distributors, LLC	992,500
PANOS Brands LLC	3,695,739
Westminster Acquisition LLC	1,910,460
WP Supply Holding Corporation	3,527,918
27,034,747

GAMING - 1.25%
Boyd Gaming Corporation	211,283
CTM Holding, Inc.	3,424,393
3,635,676

HEALTHCARE - 5.47%
Acelity L.P. Inc. fka Kinetic Concepts Inc.	1,000,000
Alere Inc.	2,159,650
CORA Health Services, Inc.	1,708,848
ECG Consulting Group	2,863,539
GD Dental Services LLC	314,657
HCA Holdings, Inc.	154,875
Healthcare Direct Holding Company	321,167
HealthSouth Corporation	976,679
Hill-Rom Holdings, Inc.	410,911
Kindred Healthcare, Inc.	1,000,000
Select Medical Corporation	639,438
Surgical Care Affiliates, Inc.	963,900
Synarc-BioCore Holdings, LLC	990,000
TeamHealth Holdings Inc	252,919
Tenet Healthcare Corporation	674,250
TherOX, Inc.	—

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Touchstone Health Partnership	$—
Valeant Pharmaceuticals International	853,600
VRX Escrow Corp.	673,498
15,957,931

HOME CONSTRUCTION - 0.47%
Beazer Homes USA Inc.	337,600
William Lyon Homes	1,030,000
1,367,600

INDEPENDENT - 2.42%
Antero Resources Corporation	809,000
EP Energy Corporation	579,442
Fieldwood Energy LLC	1,702,781
Jupiter Resources Inc.	840,000
Laredo Petroleum, Inc.	970,000
Precision Drilling Corporation	695,625
Sanchez Energy Corporation	802,500
Tullow Oil Plc	648,875
7,048,223

INDUSTRIAL OTHER - 8.63%
Advanced Technologies Holdings	736,437
AFC - Dell Holding Corporation	2,716,829
Aquilex Holdings LLC	261,107
Brunswick Corporation	1,027,500
Clough, Harbour and Associates	1,345,585
Connecticut Electric, Inc.	2,228,464
Hartland Controls Holding Corporation	3,981,013
Hi-Rel Group LLC	4,889,022
HVAC Holdings, Inc.	2,904,040
International Wire Group	500,700
Mail Communications Group, Inc.	373,379
MC Sign Holdings LLC	1,781,418
Milacron Financial	520,000
O E C Holding Corporation	522,098
Smart Source Holdings LLC	931,960
SMB Machinery Holdings, Inc.	—
Tranzonic Holdings LLC	429,557
25,149,109

MEDIA & ENTERTAINMENT - 3.50%
BlueSpire Holding, Inc.	1,004,992
Fair Value/ Market Value

GlynnDevins Acquisition Corporation	$172,030
HOP Entertainment LLC	—
Lamar Media Corp.	336,000
Money Mailer Equity LLC	3,530,459
Netflix, Inc.	651,131
Sinclair Television Group, Inc.	977,500
Sirius XM Radio Inc.	1,285,625
Univision Communications, Inc.	1,194,438
WMG Acquisition Corp.	1,057,500
10,209,675

METALS & MINING - 0.86%
Commercial Metals Company	1,488,750
Constellium N.V.	793,152
United States Steel Corp.	213,281
2,495,183

MIDSTREAM - 1.61%
CVR Refining LLC	588,250
Ferrellgas Partners, L.P	1,443,510
Suburban Propane Partners, L.P.	1,012,500
Summit Midstream Holdings, LLC	161,925
Sunoco LP	865,200
Tallgrass Operations LLC	609,538
4,680,923

OIL FIELD SERVICES - 2.05%
Avantech Testing Services LLC	—
Hilcorp Energy Company	478,750
Hornbeck Offshore Services, Inc.	570,000
Oasis Petroleum Inc.	957,500
Petroplex Inv Holdings LLC	—
Seadrill Partners Finco, LLC	492,035
Teine Energy Ltd.	900,000
Topaz Marine S.A.	967,260
Welltec A/S	724,688
WPX Energy, Inc.	871,813
5,962,046

PACKAGING - 1.78%
ASC Holdings, Inc.	1,639,477
Chase Packaging Corporation	177
Coveris Holdings S.A.	1,022,500

See Notes to Consolidated Financial Statements

Barings Corporate Investors
(formerly known as Babson Capital Corporate Investors)

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2016
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Mustang Merger Corporation	$1,063,750
Signode Industrial Group	1,280,813
Vitex Packaging Group, Inc.	194,069
5,200,786

PAPER - 1.78%
Clearwater Paper Corporation	750,937
Dunn Paper	3,430,000
P.H. Glatfelter Company	1,010,000
5,190,937

PHARMACEUTICALS - 3.12%
Clarion Brands Holding Corp.	4,519,587
Endo Finance LLC	885,000
ERG Holding Company LLC	2,690,678
Mallinckrodt PLC	986,250
9,081,515

REFINING - 2.67%
CITGO Holding, Inc.	1,002,500
CITGO Petroleum Corporation	901,875
MES Partners, Inc.	2,560,939
MPLX LP	1,034,326
Tristar Global Energy Solutions, Inc.	2,285,028
7,784,668

RETAILERS - 0.33%
HD Supply, Inc.	280,237
Wolverine World Wide, Inc.	672,660
952,897

Fair Value/ Market Value
TECHNOLOGY - 5.74%
Anixter, Inc.	$1,486,392
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	242,244
First Data Corporation	846,510
Glynlyon Holding Companies, Inc.	3,638,218
Infor (US), Inc.	237,300
JDA Escrow LLC	183,922
Micron Technology, Inc.	1,435,128
REVSpring, Inc.	759,957
Sabre GLBL Inc.	255,393
Software Paradigms International Group, LLC	3,565,163
Veritext Corporation	3,497,298
Western Digital Corporation	573,040
16,720,565

TRANSPORTATION SERVICES - 3.05%
MNX Holding Company	3,236,416
OPE KAG Finance Sub	1,658,125
Team Drive-Away Holdings LLC	1,848,184
VP Holding Company	1,133,074
Watco Companies, L.L.C.	1,010,000
8,885,799

WIRELESS - 1.29%
Digicel Group Limited	883,400
Level 3 Communications Inc.	885,885
Numericable Group SA	1,020,000
Sprint Corporation	996,406
3,785,691

Total Investments - 106.56%	$310,593,359

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2016:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$220,122,715	$—	$60,779,381	$159,343,334
Common Stock - U.S.	16,681,368	—	—	16,681,368
Preferred Stock	9,922,661	—	—	9,922,661
Partnerships and LLCs	24,998,930	—	—	24,998,930
Public Securities
Bank Loans	4,112,976	—	4,112,976	—
Corporate Bonds	34,754,532	—	34,754,532	—
Common Stock - U.S.	177	177	—	—
Total	$310,593,359	$177	$99,646,889	$210,946,293
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2015	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 9/30/2016
Restricted Securities
Corporate Bonds	$144,499,690	$(4,479,921)	$38,486,648	(9,290,073)	$(9,873,010)	$—	$—	$159,343,334
Common Stock - U.S.	17,650,577	984,282	1,732,374	(3,685,865)	—	—	—	16,681,368
Preferred Stock	13,760,307	2,342,875	333,869	(6,514,390)	—	—	—	9,922,661
Partnerships and LLCs	21,562,089	4,840,497	1,315,920	(2,719,576)	—	—	—	24,998,930
	$197,472,663	$3,687,733	$41,868,811	$(22,209,904)	$(9,873,010)	$—	$—	$210,946,293
There were no transfers into or out of Level 1 or Level 2 assets.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Corporate Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     November 29, 2016

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 29, 2016

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.